Investment Objectives and Goals	Apr. 21, 2026
DF Dividend VIT Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – DF TACTICAL DIVIDEND VIT FUND (formerly Donoghue Forlines Dividend VIT Fund)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The DF Tactical Dividend VIT Fund’s (the “Fund”) primary investment objective is total return from dividend income and capital appreciation.
Objective, Secondary [Text Block]	Capital preservation is a secondary objective of the Fund.
DF Momentum VIT Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – DF TACTICAL MOMENTUM VIT FUND (formerly Donoghue Forlines Momentum VIT Fund)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Donoghue Forlines Momentum VIT Fund’s (the “Fund”) investment objective is capital growth.